Financial Information By Industry Segment And Geographic Area (Information By Industry Segment, External Sales By Major Product) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales	$ 6,367	$ 6,632	$ 6,648	$ 6,387	$ 6,531	$ 6,720	$ 6,121	$ 5,807	$ 26,034	[1]	$ 25,179	[1]	$ 23,366	[1]
Industrial Packaging [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									10,430		9,840		8,890
Printing Papers [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									6,215		5,940		5,680
Consumer Packaging [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									3,710		3,400		3,060
Distribution [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									6,630		6,735		6,525
Forest Products [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									0		220		45
External Sales By Major Product [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									26,034		25,179		23,366
External Sales By Major Product [Member] | Industrial Packaging [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									10,376		9,812		8,813
External Sales By Major Product [Member] | Printing Papers [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									5,510		5,220		5,114
External Sales By Major Product [Member] | Consumer Packaging [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									3,577		3,241		2,911
External Sales By Major Product [Member] | Distribution [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									6,571		6,683		6,486
External Sales By Major Product [Member] | Forest Products [Member]
Segment Reporting Information [Line Items]
External Sales By Major Product - Net Sales									$ 0		$ 223		$ 42

[1]	Net sales are attributed to countries based on the location of the seller.